Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 29, 2011
Registrant Name	dei_EntityRegistrantName	FQF Trust
Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
QuantShares U.S. Market Neutral Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Momentum Fund | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOM
QuantShares U.S. Market Neutral Value Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEP
QuantShares U.S. Market Neutral Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Beta Fund | QuantShares U.S. Market Neutral Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAH
QuantShares U.S. Market Neutral Size Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Size Fund | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIZ
QuantShares U.S. Market Neutral Quality Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Quality Fund | QuantShares U.S. Market Neutral Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QLT
QuantShares U.S. Market Neutral Anti-Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Momentum Fund | QuantShares U.S. Market Neutral Anti-Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NOMO
QuantShares U.S. Market Neutral Anti-Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAL

QuantShares U.S. Market Neutral Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Momentum Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Momentum Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Momentum Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	1.98%
Other Expenses	[1]	0.31%
Total Other Expenses		2.29%
Total Annual Fund Operating Expenses		2.79%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Momentum Fund	282	865

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Momentum Index (the "Target Momentum Index") by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum
Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Momentum Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Momentum Index identifies approximately the 20% of the securities with the highest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Momentum Index, the Fund may use a sampling strategy to track the performance of the Target Momentum Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Momentum Index.

For the Fund, momentum investing entails investing in securities that have had above-average recent returns and shorting securities that have had below-average recent returns. The performance of the Fund will depend on the differences in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Momentum Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Momentum Index. Such instruments are expected to include long and short common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest momentum within that sector as long positions and the 20 securities with the lowest momentum within that sector as short positions. If between reconstitutions the value of short positions in the Target Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Momentum Index will be rebalanced back to equal weights and sector neutrality. The Target Momentum Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Momentum Risk: For the Fund, momentum investing entails investing in securities that have had above-average recent returns and shorting securities that have had below-average recent returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Momentum Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Momentum Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Momentum Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Momentum Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Momentum Index (the "Target Momentum Index") by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum
Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Momentum Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Momentum Index identifies approximately the 20% of the securities with the highest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Momentum Index, the Fund may use a sampling strategy to track the performance of the Target Momentum Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Momentum Index.

For the Fund, momentum investing entails investing in securities that have had above-average recent returns and shorting securities that have had below-average recent returns. The performance of the Fund will depend on the differences in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Momentum Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Momentum Index. Such instruments are expected to include long and short common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest momentum within that sector as long positions and the 20 securities with the lowest momentum within that sector as short positions. If between reconstitutions the value of short positions in the Target Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Momentum Index will be rebalanced back to equal weights and sector neutrality. The Target Momentum Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Momentum Risk: For the Fund, momentum investing entails investing in securities that have had above-average recent returns and shorting securities that have had below-average recent returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Momentum Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Momentum Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Momentum Fund | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	1.98%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	865

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Value Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Value Fund
QuantShares U.S. Market Neutral Value Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Value Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Value Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	1.41%
Other Expenses	[1]	0.31%
Total Other Expenses		1.72%
Total Annual Fund Operating Expenses		2.22%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Value Fund	225	694

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Value Index (the "Target Value Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Value Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Value Index identifies approximately the 20% of the securities with the highest value ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest value ranking within each sector as equal-weighted short positions. A stock's value ranking is determined by an equally weighted combination of the following ratios within its sector:
expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Stocks with higher ratios (below average valuations) within each sector receive higher rankings, and stocks with lower ratios (above average valuations) within each sector receive lower rankings.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Value Index, the Fund may use a sampling strategy to track the performance of the Target Value Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Value Index that, collectively, have an investment profile correlated with the Target Value Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Value Index.

For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the differences in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Value Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Value Index. Such instruments are expected to include long and short common stocks not in the Target Value Index, derivatives, including swap agreements based on the Target Value Index and futures contracts on equity indexes, and money market instruments.

The Target Value Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. If between reconstitutions the value of short positions in the Target Value Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Value Index will be rebalanced back to equal weights and sector neutrality. The Target Value Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Value Risk: For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above-average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Value Index, are subject to the risks that their intrinsic value may never be realized by the market.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Value Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Value Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Value Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Value Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Value Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Value Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Value Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Value Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Value Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Value Index (the "Target Value Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Value Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Value Index identifies approximately the 20% of the securities with the highest value ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest value ranking within each sector as equal-weighted short positions. A stock's value ranking is determined by an equally weighted combination of the following ratios within its sector:
expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Stocks with higher ratios (below average valuations) within each sector receive higher rankings, and stocks with lower ratios (above average valuations) within each sector receive lower rankings.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Value Index, the Fund may use a sampling strategy to track the performance of the Target Value Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Value Index that, collectively, have an investment profile correlated with the Target Value Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Value Index.

For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the differences in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Value Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Value Index. Such instruments are expected to include long and short common stocks not in the Target Value Index, derivatives, including swap agreements based on the Target Value Index and futures contracts on equity indexes, and money market instruments.

The Target Value Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. If between reconstitutions the value of short positions in the Target Value Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Value Index will be rebalanced back to equal weights and sector neutrality. The Target Value Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Value Risk: For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above-average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Value Index, are subject to the risks that their intrinsic value may never be realized by the market.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Value Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Value Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Value Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Value Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Value Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Value Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Value Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	1.41%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	225
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	694

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Beta Fund
QuantShares U.S. Market Neutral Beta Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Beta Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Beta Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	2.46%
Other Expenses	[1]	0.31%
Total Other Expenses		2.77%
Total Annual Fund Operating Expenses		3.27%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Beta Fund	330	1,007

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Beta Index (the "Target Beta Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Beta Index. The Target Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Beta Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Beta Index identifies approximately the 20% of the securities with the highest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock's beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Beta Index, the Fund may use a sampling strategy to track the performance of the Target Beta Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Beta Index that, collectively, have an investment profile correlated with the Target Beta Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Beta Index.

For the Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Beta Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Beta Index. Such instruments are expected to include long and short common stocks not in the Target Beta Index, derivatives, including swap agreements based on the Target Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest betas within that sector as long positions and the 20 securities with the lowest betas within that sector as short positions. If between reconstitutions the value of short positions in the Target Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Beta Index will be rebalanced back to equal weights and sector neutrality. The Target Beta
Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Beta Risk: For the Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas.
Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Beta Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Beta Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Beta Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest beta within each sector) outperforms the long portfolio (made up of the securities with the highest beta within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Beta Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Beta Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Beta Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the
Fund will likely diverge from that of its Target Beta Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Beta Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Beta Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Beta Index (the "Target Beta Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Beta Index. The Target Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Beta Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Beta Index identifies approximately the 20% of the securities with the highest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock's beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Beta Index, the Fund may use a sampling strategy to track the performance of the Target Beta Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Beta Index that, collectively, have an investment profile correlated with the Target Beta Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Beta Index.

For the Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Beta Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Beta Index. Such instruments are expected to include long and short common stocks not in the Target Beta Index, derivatives, including swap agreements based on the Target Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest betas within that sector as long positions and the 20 securities with the lowest betas within that sector as short positions. If between reconstitutions the value of short positions in the Target Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Beta Index will be rebalanced back to equal weights and sector neutrality. The Target Beta
Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Beta Risk: For the Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas.
Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Beta Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Beta Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Beta Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest beta within each sector) outperforms the long portfolio (made up of the securities with the highest beta within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Beta Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Beta Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Beta Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the
Fund will likely diverge from that of its Target Beta Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Beta Fund | QuantShares U.S. Market Neutral Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	2.46%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	330
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,007

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Size Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Size Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Size Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Size Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	2.16%
Other Expenses	[1]	0.31%
Total Other Expenses		2.47%
Total Annual Fund Operating Expenses		2.97%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Size Fund	300	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Size Index (the "Target Size Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Size Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Size Index identifies approximately the 20% of the securities with the smallest market capitalizations within each sector as equal-weighted long positions and approximately the 20% of securities with the largest market capitalizations within each sector as equal-weighted short positions.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Size Index, the Fund may use a sampling strategy to track the performance of the Target Size Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Size Index that, collectively, have an investment profile correlated with the Target Size Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Size Index.

For the Fund, size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities within the universe with above-average market capitalizations. The performance of the
Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Size Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Size Index. Such instruments are expected to include long and short common stocks not in the Target Size Index, derivatives, including swap agreements based on the Target Size Index and futures contracts on equity indexes, and money market instruments.

The Target Size Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the smallest market capitalization within that sector as long positions and the 20 securities with the largest market capitalization within that sector as short positions. If between reconstitutions the value of short positions in the Target Size Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Size Index will be rebalanced back to equal weights and sector neutrality. The Target Size Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Size Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Size Risk: For the Fund, size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Size Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Size Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Size Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the largest market capitalization within each sector)
outperforms the long portfolio (made up of the securities with the smallest market capitalization within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Size Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Size Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Size Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the
Fund will likely diverge from that of its Target Size Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Size Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Size Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Size Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Size Index (the "Target Size Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Size Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The
Target Size Index identifies approximately the 20% of the securities with the smallest market capitalizations within each sector as equal-weighted long positions and approximately the 20% of securities with the largest market capitalizations within each sector as equal-weighted short positions.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Size Index, the Fund may use a sampling strategy to track the performance of the Target Size Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Size Index that, collectively, have an investment profile correlated with the Target Size Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Size Index.

For the Fund, size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities within the universe with above-average market capitalizations. The performance of the
Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Size Index, which FFCM LLC, the
Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Size Index. Such instruments are expected to include long and short common stocks not in the Target Size Index, derivatives, including swap agreements based on the Target Size Index and futures contracts on equity indexes, and money market instruments.

The Target Size Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the smallest market capitalization within that sector as long positions and the 20 securities with the largest market capitalization within that sector as short positions. If between reconstitutions the value of short positions in the Target Size Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Size Index will be rebalanced back to equal weights and sector neutrality. The Target Size Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Size Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Size Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Size Risk: For the Fund, size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Size Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Size Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a "bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund
(i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Size Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the largest market capitalization within each sector)
outperforms the long portfolio (made up of the securities with the smallest market capitalization within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Size Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Size Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Size Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the
Fund will likely diverge from that of its Target Size Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Size Fund | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	2.16%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	918

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Quality Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Quality Fund
QuantShares U.S. Market Neutral Quality Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Quality Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Quality Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	1.70%
Other Expenses	[1]	0.30%
Total Other Expenses		2.00%
Total Annual Fund Operating Expenses		2.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Quality Fund	253	779

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Quality Index (the "Target Quality Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Quality Index. The Target Quality
Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Quality Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Quality Index identifies approximately the 20% of the securities with the highest quality ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest quality ranking within each sector as equal-weighted short positions. Above-average quality characteristics are defined as an above-average return on equity and a below-average debt-to-equity ratio. A stock's quality ranking is based on an equally weighted combination of its return on equity (earnings over the last twelve months divided by book value) and debt-to-equity ratios within its sector. Stocks with a higher return on equity and a lower debt-to-equity ratio
(above average quality characteristics) within each sector receive higher rankings, and stocks with a lower return on equity and a higher debt-to-equity ratio (below average quality characteristics) within each sector receive lower rankings.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Quality Index, the Fund may use a sampling strategy to track the performance of the Target Quality Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Quality Index that, collectively, have an investment profile correlated with the Target Quality Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Quality Index.

For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities that have below-average quality characteristics. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Quality Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Quality Index. Such instruments are expected to include long and short common stocks not in the Target Quality Index, derivatives, including swap agreements based on the Target Quality Index and futures contracts on equity indexes, and money market instruments.

The Target Quality Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. If between reconstitutions the value of short positions in the Target Quality Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Quality Index will be rebalanced back to equal weights and sector neutrality. The Target Quality Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Quality Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Quality Risk: For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There is a risk that quality may in some or all periods not be good indicators of the market price of a security.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Quality Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Quality Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Quality Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Quality Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Quality Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Quality Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Quality Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Quality Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Quality Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Quality Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Quality Index (the "Target Quality Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Quality Index. The Target Quality
Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Quality Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Quality Index identifies approximately the 20% of the securities with the highest quality ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest quality ranking within each sector as equal-weighted short positions. Above-average quality characteristics are defined as an above-average return on equity and a below-average debt-to-equity ratio. A stock's quality ranking is based on an equally weighted combination of its return on equity (earnings over the last twelve months divided by book value) and debt-to-equity ratios within its sector. Stocks with a higher return on equity and a lower debt-to-equity ratio
(above average quality characteristics) within each sector receive higher rankings, and stocks with a lower return on equity and a higher debt-to-equity ratio (below average quality characteristics) within each sector receive lower rankings.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Quality Index, the Fund may use a sampling strategy to track the performance of the Target Quality Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Quality Index that, collectively, have an investment profile correlated with the Target Quality Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Quality Index.

For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities that have below-average quality characteristics. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Quality Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Quality Index. Such instruments are expected to include long and short common stocks not in the Target Quality Index, derivatives, including swap agreements based on the Target Quality Index and futures contracts on equity indexes, and money market instruments.

The Target Quality Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. If between reconstitutions the value of short positions in the Target Quality Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Quality Index will be rebalanced back to equal weights and sector neutrality. The Target Quality Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Quality Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Quality Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Quality Risk: For the Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There is a risk that quality may in some or all periods not be good indicators of the market price of a security.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Quality Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Quality Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Quality Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Quality Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Quality Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Quality Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Quality Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Quality Fund | QuantShares U.S. Market Neutral Quality Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	1.70%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	779

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Anti-Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Momentum Fund
QuantShares U.S. Market Neutral Anti-Momentum Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Anti-Momentum Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Anti-Momentum Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	1.26%
Other Expenses	[1]	0.31%
Total Other Expenses		1.57%
Total Annual Fund Operating Expenses		2.07%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Anti-Momentum Fund	210	649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Anti-Momentum Index (the "Target Anti-Momentum Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Momentum
Index. The Target Anti-Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Anti-Momentum Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index
("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Momentum Index identifies approximately the 20% of the securities with the lowest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the highest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Anti-Momentum Index, the Fund may use a sampling strategy to track the performance of the Target Anti-Momentum
Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Momentum Index that, collectively, have an investment profile correlated with the Target Anti-Momentum Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Anti-Momentum Index.

For the Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Momentum Index, which FFCM
LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its Target Anti-Momentum Index. Such instruments are expected to include long and short common stocks not in the Target Anti-Momentum Index, derivatives, including swap agreements based on the Target Anti-Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the lowest momentum within that sector as long positions and the 20 securities with the highest momentum within that sector as short positions. If between reconstitutions the value of short positions in the Target Anti-Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Anti-Momentum Index will be rebalanced back to equal weights and sector neutrality. The Target Anti-Momentum Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Momentum Risk: For the Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a fund using a anti-momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Anti-Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Anti-Momentum Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Anti-Momentum Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest momentum within each sector) outperforms the long portfolio (made up of the securities with the lowest momentum within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Anti-Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Anti-Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Momentum Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target
Anti-Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Anti-Momentum Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Anti-Momentum Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Anti-Momentum Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Anti-Momentum Index (the "Target Anti-Momentum Index") by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Momentum
Index. The Target Anti-Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Anti-Momentum Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index
("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Momentum Index identifies approximately the 20% of the securities with the lowest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the highest momentum within each sector as equal-weighted short positions. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Anti-Momentum Index, the Fund may use a sampling strategy to track the performance of the Target Anti-Momentum
Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Momentum Index that, collectively, have an investment profile correlated with the Target Anti-Momentum Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Anti-Momentum Index.

For the Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Momentum Index, which FFCM
LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its Target Anti-Momentum Index. Such instruments are expected to include long and short common stocks not in the Target Anti-Momentum Index, derivatives, including swap agreements based on the Target Anti-Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the lowest momentum within that sector as long positions and the 20 securities with the highest momentum within that sector as short positions. If between reconstitutions the value of short positions in the Target Anti-Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Anti-Momentum Index will be rebalanced back to equal weights and sector neutrality. The Target Anti-Momentum Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Momentum Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Momentum Risk: For the Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a fund using a anti-momentum strategy may suffer.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Anti-Momentum Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Anti-Momentum Index, will not construct a portfolio that limits the Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Anti-Momentum Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest momentum within each sector) outperforms the long portfolio (made up of the securities with the lowest momentum within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Anti-Momentum Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Anti-Momentum Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Momentum Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target
Anti-Momentum Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Anti-Momentum Fund | QuantShares U.S. Market Neutral Anti-Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	1.26%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	649

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

QuantShares U.S. Market Neutral Anti-Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Beta Fund
QuantShares U.S. Market Neutral Anti-Beta Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Anti-Beta Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		QuantShares U.S. Market Neutral Anti-Beta Fund
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Dividend, Interest and Brokerage Expense for Short Positions	[1]	1.11%
Other Expenses	[1]	0.31%
Total Other Expenses		1.42%
Total Annual Fund Operating Expenses		1.92%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
QuantShares U.S. Market Neutral Anti-Beta Fund	195	603

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Principal Investment Strategies
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Anti-Beta Index (the "Target Anti-Beta Index") by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target
Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Anti-Beta Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Beta Index identifies approximately the 20% of the securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock's beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Anti-Beta Index, the Fund may use a sampling strategy to track the performance of the Target Anti-Beta
Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Beta Index that, collectively, have an investment profile correlated with the Target Anti-Beta Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Anti-Beta Index.

For the Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Beta Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Anti-Beta Index. Such instruments are expected to include long and short common stocks not in the Target Anti-Beta Index, derivatives, including swap agreements based on the Target Anti-Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the lowest beta within that sector as long positions and the 20 securities with the highest beta within that sector as short positions. If between reconstitutions the value of short positions in the Target Anti-Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the
Target Anti-Beta Index will be rebalanced back to equal weights and sector neutrality. The Target Anti-Beta Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Beta Risk: For the Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Anti-Beta Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Anti-Beta Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Anti-Beta Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest beta within each sector) outperforms the long portfolio (made up of the securities with the lowest beta within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Anti-Beta Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Anti-Beta Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Beta Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Anti-Beta Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 10, 2011
QuantShares U.S. Market Neutral Anti-Beta Fund (Prospectus Summary) | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	QuantShares U.S. Market Neutral Anti-Beta Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market
Neutral Anti-Beta Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest
 $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market
Neutral Anti-Beta Index (the "Target Anti-Beta Index") by investing at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target
Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market's overall movements.

The universe for the Target Anti-Beta Index is the top 1,000 eligible securities by market capitalization in the Dow Jones U.S. Index ("universe"). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Beta Index identifies approximately the 20% of the securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock's beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although it is expected that the Fund's assets will be invested in all of the long and short positions that comprise the Target Anti-Beta Index, the Fund may use a sampling strategy to track the performance of the Target Anti-Beta
Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Beta Index that, collectively, have an investment profile correlated with the Target Anti-Beta Index. In either case, the weightings of the long and short positions in the Fund's portfolio may differ from their weightings in the Target Anti-Beta Index.

For the Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return between these long positions and short positions. For example, in a rising market, if the Fund's long positions appreciate more rapidly than its short positions, the Fund would generate a positive return, which would be the difference between the rates of return between the long positions and short positions. However, if the opposite occurred, the Fund would generate a negative return.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Beta Index, which FFCM LLC, the Fund's investment adviser ("Adviser"), believes will help the Fund track its
Target Anti-Beta Index. Such instruments are expected to include long and short common stocks not in the Target Anti-Beta Index, derivatives, including swap agreements based on the Target Anti-Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral - meaning that at each reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the lowest beta within that sector as long positions and the 20 securities with the highest beta within that sector as short positions. If between reconstitutions the value of short positions in the Target Anti-Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the
Target Anti-Beta Index will be rebalanced back to equal weights and sector neutrality. The Target Anti-Beta Index is reconstituted monthly.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Beta Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Beta Risk: For the Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the
Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Anti-Beta Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: The Fund's use of short selling and swap agreements allows the
Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser's sampling strategy, or the Target Anti-Beta Index, will not construct a portfolio that limits the
Fund's exposure to general market movements, in which case the Fund's performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund's exposure to general market movements, during a
"bull" market, when most equity securities and long-only equity ETFs are increasing in value, the Fund's short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid- and Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Anti-Beta Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value ("NAV"), there may be times when the market price and the NAV differ and the Fund's share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain
(as compared to a long position, where the maximum loss is the amount invested).
The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest beta within each sector) outperforms the long portfolio (made up of the securities with the lowest beta within each sector), the performance of the Fund would be negatively affected.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market's behavior is unpredictable, particularly in the short term. The Fund's
Target Anti-Beta Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its
Target Anti-Beta Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Beta Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Anti-Beta Index.

Trading Halts Risk: Fund shares trade on the Fund's listing exchange and, therefore, are subject to trading halts on the exchange.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expense for Short Positions	rr_Component1OtherExpensesOverAssets	1.11%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	603

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.